CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Jun. 29, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible redeemable preferred shares, shares issued			428,615,939		355,011,653
Ordinary shares, par value		$ 0.0001
Series A1 convertible preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001		$ 0.0001
Convertible redeemable preferred shares, shares authorized	0		18,888,880
Convertible redeemable preferred shares, shares issued	0		18,888,880
Convertible redeemable preferred shares, shares outstanding	0		18,888,880
Series A2 convertible preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001		$ 0.0001
Convertible redeemable preferred shares, shares authorized	0		11,111,120
Convertible redeemable preferred shares, shares issued	0		11,111,120
Convertible redeemable preferred shares, shares outstanding	0		11,111,120
Series A3 convertible preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001		$ 0.0001
Convertible redeemable preferred shares, shares authorized	0		22,214,240
Convertible redeemable preferred shares, shares issued	0		22,214,240
Convertible redeemable preferred shares, shares outstanding	0		22,214,240
Series B1 convertible preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001		$ 0.0001
Convertible redeemable preferred shares, shares authorized	0		15,719,200
Convertible redeemable preferred shares, shares issued	0		15,719,200
Convertible redeemable preferred shares, shares outstanding	0		15,719,200
Series B2 convertible preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001		$ 0.0001
Convertible redeemable preferred shares, shares authorized	0		39,113,280
Convertible redeemable preferred shares, shares issued	0		39,113,280
Convertible redeemable preferred shares, shares outstanding	0		39,113,280
Series C convertible preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001		$ 0.0001
Convertible redeemable preferred shares, shares authorized	0		138,743,200
Convertible redeemable preferred shares, shares issued	0		138,743,200
Convertible redeemable preferred shares, shares outstanding	0		138,743,200
Series D1 convertible preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001		$ 0.0001
Convertible redeemable preferred shares, shares authorized	0		23,770,041
Convertible redeemable preferred shares, shares issued	0		23,770,041	23,770,041	20,798,786
Convertible redeemable preferred shares, shares outstanding	0		23,770,041
Series E convertible preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001		$ 0.0001
Convertible redeemable preferred shares, shares authorized	0		99,860,054
Convertible redeemable preferred shares, shares issued	0		99,860,054	97,759,361	88,422,947
Convertible redeemable preferred shares, shares outstanding	0		99,860,054
Series E1 convertible preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001		$ 0.0001
Convertible redeemable preferred shares, shares authorized	0		25,195,606
Convertible redeemable preferred shares, shares issued	0		25,195,606	25,195,606
Convertible redeemable preferred shares, shares outstanding	0		25,195,606
Series F convertible preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001		$ 0.0001
Convertible redeemable preferred shares, shares authorized	0		36,101,011
Convertible redeemable preferred shares, shares issued	0		36,101,011	5,120,133
Convertible redeemable preferred shares, shares outstanding	0		36,101,011
Class A Ordinary shares
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000	75,555,520
Ordinary shares, shares issued	86,383,174		75,555,520
Ordinary shares, shares outstanding	86,383,174		75,555,520
Class B Ordinary shares
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	4,700,000,000	4,700,000,000	476,660,736
Ordinary shares, shares issued	619,971,303		9,527,219
Ordinary shares, shares outstanding	619,971,303		9,527,219